Taxes (Tables)	12 Months Ended
Sep. 30, 2021
Taxes
Schedule of effective tax rates

	For the years ended September 30,
	2021	2020	2019
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemption (a)	(41.01)%	(27.49)%	(25.34)%
Favorable tax rate impact (a)	(0.33)%	(1.46)%	0.58%
Permanent difference	(8.18)%	0.00%	0.26%
Changes of deferred tax assets valuation allowances	1.96%	5.27%	0.48%
Non-PRC entities not subject to PRC income tax	23.61%	2.84%	(13.48)%
Total	1.05%	4.16%	(12.50)%
(a)	FLS Mushroom and Farmmi Food are engaged in agricultural industry and their income are tax exempted. Nongyuan Network, Farmmi Technology, Farmmi E-Commerce and Farmmi Biotech are subject to corporate income tax at a reduced rate of 5% as approved by local government as small-scaled minimal profit enterprises.

Schedule of provision for income tax

	For the years ended September 30,
	2021	2020	2019
Current	$25,571	$16,753	$(29,813)
Deferred	—	—	—
Total	$25,571	$16,753	$(29,813)

Schedule of components of deferred tax

	September 30,	September 30,
	2021	2020
Net operating loss carryforwards	$13,569	$—
Valuation allowance	(13,569)	—
Total	$—	$—